Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 64
2015	55
2016	45
2017	26
2018	13
Thereafter	14
Net Cost	$ 217	$ 213